Other interest and similar income	12 Months Ended
Dec. 31, 2022
Statement
Other interest and similar income

34. Other interest and similar income

Other interest and similar income in the consolidated income statement comprises the interest accrued in the year on financial assets at fair value through profit or loss with an implicit or explicit return, calculated by applying the effective interest method.

The breakdown of the main interest income from financial assets at fair value through profit or loss items earned in 2020,2021 and 2022 is as follows:

	2020	2021	2022

Loans and advances to credit institutions	2,997	1,543	8,002
Loans and advances to customers	804	507	785
Debt instruments	8,207	7,017	6,113
	12,008	9,067	14,900